Other liabilities - Future amortization of unfavorable contracts (Details) $ in Millions	Jun. 30, 2023 USD ($)
Payables and Accruals [Abstract]
Remainder of 2023	$ 37
2024	30
2025	19
2026 and thereafter	3
Total	$ 89